Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund
Huber Capital Equity Income Fund
Investment Objective
The Huber Capital Equity Income Fund (the "Equity Income Fund") seeks to achieve current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Huber Capital Equity Income Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huber Capital Equity Income Fund		Investor Class		Institutional Class
Management Fees		0.99%		0.99%
Distribution and Service (Rule 12b-1) Fees		0.25%		none	[1]
Shareholder Servicing Plan Fee		0.25%		none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)		3.42%		3.17%
Total Annual Fund Operating Expenses		4.66%		4.16%
Less: Fee Waiver and Expense Reimbursement	[2]	(3.16%)		(3.16%)
Net Annual Fund Operating Expenses		1.50%	[3]	1.00%
[1]	The Equity Income Fund's "Distribution and Service ("Rule 12b-1") Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% until at least February 29, 2012, and any accrual increase must first be approved by the Trust's Board of Trustees (the "Board").
[2]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.49% of the average daily net assets of the Investor Class and 0.99% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 29, 2012, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[3]	Net Annual Fund Operating Expenses for the Equity Income Fund's Investor Class shares do not correlate to the Ratio of Expenses to Average Net Assets After Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to AFFE. Expenses have been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Equity

Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated

and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same (taking into account the expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Huber Capital Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	153	1,121	2,095	4,560
Institutional Class	102	975	1,862	4,146

Portfolio Turnover.
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the

Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.76% of the average value of its portfolio.

Principal Investment Strategies
The Equity Income Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S. companies ("large cap companies") whose stocks are considered by the Adviser to be undervalued. The

Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index. As of July 31, 2011, the market capitalization range of the Russell 1000® Value

Index was from $1.3 billion to $448.5 billion. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.

The Equity Income Fund may make significant investments in securities of

non-U.S. issuers ("foreign securities"), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts

("ADRs"), dollar-denominated foreign securities, or directly in foreign securities.

The Adviser employs a value investing style, investing in stocks which, in the

Adviser's opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser's proprietary valuation methodology.

The Adviser's decision to sell portfolio securities is based on valuation, risk and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Equity

Income Fund. The following additional risks could affect the value of your investment:

·  Market Risk. The value of the Equity Income Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

·  Equity Risk. The risks that could affect the value of the Equity Income Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Foreign Securities and Emerging Markets Risk. The Equity Income Fund may

   invest in foreign securities and in emerging markets. These investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the

   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

·  Initial Public Offering ("IPO") Risk. The Equity Income Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the

   Fund's investments in IPOs on the Fund's performance probably will decline,

   which could reduce the Fund's performance.

·  Management Risk. The Equity Income Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser's ability to pursue the Fund's goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the

   Fund, but there can be no guarantee that its decisions will produce the desired results.

·  Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Equity

   Income Fund may underperform other funds that use different investing styles.

·  Industry Emphasis Risk. Industry emphasis risk is the risk that the securities of companies in the same or related industry or group of industries, if comprising a significant portion of the Equity Income Fund's portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such industry or industries comprised a lesser portion of the Fund's portfolio.

Who May Want to Invest in the Fund?

The Equity Income Fund may be appropriate for investors who:

-- Have a long-term investment horizon;

-- Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

-- Can accept the greater risks of investing in a portfolio with common stock holdings.

Performance
The following performance information indicates some of the risks of investing in the Equity Income Fund. The bar chart illustrates the variability of the

Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. Effective October 25, 2011, the former Institutional Class shares were re-designated as Investor Class shares. Because the new Institutional Class shares of the Fund did not commence operations prior to the date of this prospectus, the following information shows the performance for the Investor

Class shares of the Fund. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund's past performance,

before and after taxes, does not necessarily indicate how it will perform in the future. The Fund's past performance benefited from initial public offerings

("IPOs") of certain issuers. To the extent the Fund's historical performance resulted from gains derived from participation in IPOs and secondary offerings,

there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Updated performance information is available on the Fund's website at

www.hubercap.com or by calling the Fund toll-free at 888-482-3726.

Equity Income Fund, Investor Class Calendar Year Total Returns as of December 31	[1]

During the period of time shown in the bar chart, the Equity Income Fund's highest quarterly return was 31.46% for the quarter ended June 30, 2009, and the lowest quarterly return was -30.93% for the quarter ended December 31, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Huber Capital Equity Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Investor Class Return Before Taxes	17.40%	(2.52%)	Jun. 29, 2007
Investor Class After Taxes on Distributions	Investor Class Return After Taxes on Distributions	17.30%	(3.05%)	Jun. 29, 2007
Investor Class After Taxes on Distributions and Sales	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	11.44%	(2.38%)	Jun. 29, 2007
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	(2.83%)	Jun. 29, 2007
Russell 1000 ® Value Index	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	(5.49%)	Jun. 29, 2007

[1]	The Equity Income Fund's year-to-date return as of September 30, 2011, was -6.93%.